Shareholder Report, Holdings (Details)	Nov. 30, 2025
PGIM Jennison Financial Services Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Financial Services Fund - Class A | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
PGIM Jennison Financial Services Fund - Class A | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM Jennison Financial Services Fund - Class A | Transaction & Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
PGIM Jennison Financial Services Fund - Class A | Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PGIM Jennison Financial Services Fund - Class A | Investment Banking & Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Jennison Financial Services Fund - Class A | Life & Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Financial Services Fund - Class A | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Financial Services Fund - Class A | Property & Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Financial Services Fund - Class A | Other Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Financial Services Fund - Class A | Financial Exchanges & Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Financial Services Fund - Class A | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Financial Services Fund - Class A | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Financial Services Fund - Class A | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Financial Services Fund - Class A | Hotels, Resorts & Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Financial Services Fund - Class A | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Financial Services Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Financial Services Fund - Class A | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Financial Services Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Financial Services Fund - Class C | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
PGIM Jennison Financial Services Fund - Class C | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM Jennison Financial Services Fund - Class C | Transaction & Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
PGIM Jennison Financial Services Fund - Class C | Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PGIM Jennison Financial Services Fund - Class C | Investment Banking & Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Jennison Financial Services Fund - Class C | Life & Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Financial Services Fund - Class C | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Financial Services Fund - Class C | Property & Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Financial Services Fund - Class C | Other Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Financial Services Fund - Class C | Financial Exchanges & Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Financial Services Fund - Class C | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Financial Services Fund - Class C | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Financial Services Fund - Class C | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Financial Services Fund - Class C | Hotels, Resorts & Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Financial Services Fund - Class C | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Financial Services Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Financial Services Fund - Class C | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Financial Services Fund-Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Financial Services Fund-Class R | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
PGIM Jennison Financial Services Fund-Class R | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM Jennison Financial Services Fund-Class R | Transaction & Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
PGIM Jennison Financial Services Fund-Class R | Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PGIM Jennison Financial Services Fund-Class R | Investment Banking & Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Jennison Financial Services Fund-Class R | Life & Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Financial Services Fund-Class R | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Financial Services Fund-Class R | Property & Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Financial Services Fund-Class R | Other Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Financial Services Fund-Class R | Financial Exchanges & Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Financial Services Fund-Class R | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Financial Services Fund-Class R | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Financial Services Fund-Class R | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Financial Services Fund-Class R | Hotels, Resorts & Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Financial Services Fund-Class R | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Financial Services Fund-Class R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Financial Services Fund-Class R | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Financial Services Fund-Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Financial Services Fund-Class Z | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
PGIM Jennison Financial Services Fund-Class Z | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM Jennison Financial Services Fund-Class Z | Transaction & Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
PGIM Jennison Financial Services Fund-Class Z | Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PGIM Jennison Financial Services Fund-Class Z | Investment Banking & Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Jennison Financial Services Fund-Class Z | Life & Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Financial Services Fund-Class Z | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Financial Services Fund-Class Z | Property & Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Financial Services Fund-Class Z | Other Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Financial Services Fund-Class Z | Financial Exchanges & Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Financial Services Fund-Class Z | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Financial Services Fund-Class Z | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Financial Services Fund-Class Z | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Financial Services Fund-Class Z | Hotels, Resorts & Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Financial Services Fund-Class Z | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Financial Services Fund-Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Financial Services Fund-Class Z | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Financial Services Fund-Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Financial Services Fund-Class R6 | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
PGIM Jennison Financial Services Fund-Class R6 | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM Jennison Financial Services Fund-Class R6 | Transaction & Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
PGIM Jennison Financial Services Fund-Class R6 | Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PGIM Jennison Financial Services Fund-Class R6 | Investment Banking & Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Jennison Financial Services Fund-Class R6 | Life & Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Financial Services Fund-Class R6 | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Financial Services Fund-Class R6 | Property & Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Financial Services Fund-Class R6 | Other Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Financial Services Fund-Class R6 | Financial Exchanges & Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Financial Services Fund-Class R6 | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Financial Services Fund-Class R6 | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Financial Services Fund-Class R6 | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Financial Services Fund-Class R6 | Hotels, Resorts & Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Financial Services Fund-Class R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Financial Services Fund-Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Financial Services Fund-Class R6 | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Health Sciences Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Health Sciences Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
PGIM Jennison Health Sciences Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
PGIM Jennison Health Sciences Fund - Class A | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
PGIM Jennison Health Sciences Fund - Class A | Affiliated Mutual Fund - Short Term Investment (2.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Jennison Health Sciences Fund - Class A | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Health Sciences Fund - Class A | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Health Sciences Fund - Class A | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Health Sciences Fund - Class A | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Health Sciences Fund - Class A | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Jennison Health Sciences Fund - Class A | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
PGIM Jennison Health Sciences Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
PGIM Jennison Health Sciences Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Health Sciences Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
PGIM Jennison Health Sciences Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
PGIM Jennison Health Sciences Fund - Class C | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
PGIM Jennison Health Sciences Fund - Class C | Affiliated Mutual Fund - Short Term Investment (2.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Jennison Health Sciences Fund - Class C | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Health Sciences Fund - Class C | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Health Sciences Fund - Class C | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Health Sciences Fund - Class C | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Health Sciences Fund - Class C | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Jennison Health Sciences Fund - Class C | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
PGIM Jennison Health Sciences Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
PGIM Jennison Health Sciences Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Health Sciences Fund - Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
PGIM Jennison Health Sciences Fund - Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
PGIM Jennison Health Sciences Fund - Class R | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
PGIM Jennison Health Sciences Fund - Class R | Affiliated Mutual Fund - Short Term Investment (2.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Jennison Health Sciences Fund - Class R | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Health Sciences Fund - Class R | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Health Sciences Fund - Class R | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Health Sciences Fund - Class R | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Health Sciences Fund - Class R | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Jennison Health Sciences Fund - Class R | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
PGIM Jennison Health Sciences Fund - Class R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
PGIM Jennison Health Sciences Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Health Sciences Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
PGIM Jennison Health Sciences Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
PGIM Jennison Health Sciences Fund - Class Z | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
PGIM Jennison Health Sciences Fund - Class Z | Affiliated Mutual Fund - Short Term Investment (2.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Jennison Health Sciences Fund - Class Z | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Health Sciences Fund - Class Z | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Health Sciences Fund - Class Z | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Health Sciences Fund - Class Z | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Health Sciences Fund - Class Z | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Jennison Health Sciences Fund - Class Z | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
PGIM Jennison Health Sciences Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
PGIM Jennison Health Sciences Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Health Sciences Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
PGIM Jennison Health Sciences Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
PGIM Jennison Health Sciences Fund - Class R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
PGIM Jennison Health Sciences Fund - Class R6 | Affiliated Mutual Fund - Short Term Investment (2.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Jennison Health Sciences Fund - Class R6 | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Health Sciences Fund - Class R6 | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Health Sciences Fund - Class R6 | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Health Sciences Fund - Class R6 | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Health Sciences Fund - Class R6 | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Jennison Health Sciences Fund - Class R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
PGIM Jennison Health Sciences Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
PGIM JENNISON UTILITY FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON UTILITY FUND - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
PGIM JENNISON UTILITY FUND - CLASS A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
PGIM JENNISON UTILITY FUND - CLASS A | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM JENNISON UTILITY FUND - CLASS A | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON UTILITY FUND - CLASS A | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON UTILITY FUND - CLASS A | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON UTILITY FUND - CLASS A | Total Before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM JENNISON UTILITY FUND - CLASS A | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM JENNISON UTILITY FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON UTILITY FUND - CLASS C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
PGIM JENNISON UTILITY FUND - CLASS C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
PGIM JENNISON UTILITY FUND - CLASS C | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM JENNISON UTILITY FUND - CLASS C | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON UTILITY FUND - CLASS C | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON UTILITY FUND - CLASS C | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON UTILITY FUND - CLASS C | Total Before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM JENNISON UTILITY FUND - CLASS C | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM JENNISON UTILITY FUND - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON UTILITY FUND - CLASS R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
PGIM JENNISON UTILITY FUND - CLASS R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
PGIM JENNISON UTILITY FUND - CLASS R | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM JENNISON UTILITY FUND - CLASS R | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON UTILITY FUND - CLASS R | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON UTILITY FUND - CLASS R | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON UTILITY FUND - CLASS R | Total Before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM JENNISON UTILITY FUND - CLASS R | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM JENNISON UTILITY FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON UTILITY FUND - CLASS Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
PGIM JENNISON UTILITY FUND - CLASS Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
PGIM JENNISON UTILITY FUND - CLASS Z | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM JENNISON UTILITY FUND - CLASS Z | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON UTILITY FUND - CLASS Z | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON UTILITY FUND - CLASS Z | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON UTILITY FUND - CLASS Z | Total Before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM JENNISON UTILITY FUND - CLASS Z | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM JENNISON UTILITY FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON UTILITY FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
PGIM JENNISON UTILITY FUND - CLASS R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
PGIM JENNISON UTILITY FUND - CLASS R6 | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM JENNISON UTILITY FUND - CLASS R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON UTILITY FUND - CLASS R6 | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON UTILITY FUND - CLASS R6 | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON UTILITY FUND - CLASS R6 | Total Before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM JENNISON UTILITY FUND - CLASS R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%